Income per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The table below shows the presentation of basic and diluted income per common share for the periods indicated:

	Three months ended
	March 31,
(dollars in thousands, except per share data)	2015	2014
Net income	$649	$266
Preferred stock dividends	(31)	(31)
Net income available to common shareholders (numerator)	$618	$235
BASIC
Basic average common shares outstanding (denominator)	4,112,379	4,090,844
Basic income per common share	$0.15	$0.06
DILUTED
Average common shares outstanding	4,112,379	4,090,844
Dilutive effect of common stock equivalents	116,014	42,274
Diluted average common shares outstanding (denominator)	4,228,393	4,133,118
Diluted income per common share	$0.15	$0.06

Common stock equivalents outstanding that are anti-dilutive and thus excluded from calculation of diluted number of shares presented above	110,463	111,458

The table below shows the presentation of basic and diluted income (loss) per common share for the years ended:

	December 31,
(dollars in thousands, except per share data)	2014	2013	2012
Net income	$10,412	$1,961	$1,621
Preferred stock dividends	(126)	(165)	(616)
Net income available to common shareholders (numerator)	$10,286	$1,796	$1,005
BASIC
Basic average common shares outstanding (denominator)	4,073,077	4,036,291	3,269,835
Basic income per common share	$2.53	$0.44	$0.31
DILUTED
Average common shares outstanding	4,073,077	4,036,291	3,269,835
Dilutive effect of common stock equivalents	81,203	40,179	-
Diluted average common shares outstanding (denominator)	4,154,280	4,076,470	3,269,835
Diluted income per common share	$2.48	$0.44	$0.31

Common stock equivalents outstanding that are anti-dilutive and thus excluded from calculation of diluted number of shares presented above	110,463	479,971	514,727